UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
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           New York, NY 10019
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Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
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Title:      Portfolio Manager
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Phone:      (212) 993-7040
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Signature, Place, and Date of Signing:

           /s/ Jason Capello             New York, NY           5/17/10
       ------------------------   ---------------------------  ---------
             [Signature]                   [City, State]        [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none


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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          21
                                               -------------

Form 13F Information Table Value Total:         $868,231
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                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                    FORM 13F INFORMATION TABLE

             COLUMN 1           COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8
                                                            VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  VOTING AUTHORITY
                                                                                                                  SOLE  SHARED NONE
ADVANCE AUTO PARTS INC       COM             00751Y106     69,059    1,647,400 SH            SOLE              1,647,400    0   0
BAKER HUGHES INC             COM             057224107     33,256      710,000 SH            SOLE                710,000    0   0
CORE LABORATORIES N V        COM             N22717107      2,632       20,122 SH            SOLE                 20,122    0   0
E HOUSE CHINA HLDGS LTD      ADR             26852W103     32,494    1,707,500 SH            SOLE              1,707,500    0   0
ECOLAB INC                   COM             278865100     92,734    2,109,987 SH            SOLE             2,109,987     0   0
FMC TECHNOLOGIES INC         COM             30249U101    12,926       200,000 SH            SOLE                200,000    0   0
IFM INVTS LTD                ADS             45172L100     7,507     1,072,405 SH            SOLE              1,072,405    0   0
INTERFACE INC                CL A            458665106    13,317     1,150,000 SH            SOLE              1,150,000    0   0
LANDSTAR SYS INC             COM             515098101    20,990       500,000 SH            SOLE                500,000    0   0
MASTERCARD INC               CL A            57636Q104    76,200       300,000 SH            SOLE                300,000    0   0
MONSANTO CO NEW              COM             61166W101   117,000     1,638,200 SH            SOLE              1,638,200    0   0
O REILLY AUTOMOTIVE INC      COM             686091109    32,290       774,164 SH            SOLE                774,164    0   0
REPUBLIC SVCS INC            COM             760759100    33,663     1,160,000 SH            SOLE              1,160,000    0   0
SCHLUMBERGER LTD             COM             806857108    43,470       685,000 SH            SOLE                685,000    0   0
SMITH INTL INC               COM             832110100   102,768     2,400,000 SH            SOLE              2,400,000    0   0
SUNCOR ENERGY INC NEW        COM             867224107    35,794        11,000 SH   CALL     SOLE                 11,000    0   0
SUNCOR ENERGY INC NEW        COM             867224107    56,652     1,741,000 SH            SOLE              1,741,000    0   0
UTI WORLDWIDE INC            ORD             G87210103    22,622     1,476,600 SH            SOLE              1,476,600    0   0
WATSCO INC                   COM             942622200    21,330       375,000 SH            SOLE                375,000    0   0
WEATHERFORD INTERNATIONAL LT REG             H27013103    26,962        17,000 SH   CALL     SOLE                 17,000    0   0
YUM BRANDS INC               COM             988498101    14,565       380,000 SH            SOLE                380,000    0   0


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